Consolidated Statements of Changes in Equity	Share capital USD ($) shares	Share capital CAD ($) shares	Share subscription CAD ($)	Share-based payment reserve CAD ($)	Equity component reserve CAD ($)	Foreign Currency Translation Reserve CAD ($)	Deficit CAD ($)	CAD ($)
Beginning balance at Dec. 31, 2016		$ 11,383,996	$ 101,500	$ 2,351,144	$ 39,130		$ (9,969,180)	$ 3,906,590
Beginning balance, shares at Dec. 31, 2016 | shares	20,891,794	20,891,794
Adjustment for warrant derivative liability		$ (2,410,255)						(2,410,255)
Issuance of convertible debt					130,439			130,439
Share issued for finders fees		$ 709,522		3,223				712,745
Share issued for finders fees (in shares) | shares	107,005	107,005
Shares issued upon conversion of convertible debt		$ 1,657,845			(169,569)			1,488,276
Shares issued upon conversion of convertible debt, shares | shares	810,057	810,057
Shares and warrants issued to services		$ 811,308		274,408				1,085,716
share and warrant issued to services, shares (Notes 12)	$ 75,000
Share subscription		(75,000)	750,000					675,000
Adjustments for share-based payments								889,511
Comprehensive loss for the period								(11,366,372)
Shares issued for cash		$ 10,640,866	(101,500)					10,539,366
Shares issued for cash (in shares) | shares	1,910,250	1,910,250
Stock-based compensation				889,511				889,511
Net loss for the year							(11,366,372)	(11,366,372)
Ending balance at Dec. 31, 2017		$ 22,718,282	750,000	3,518,286			(21,335,552)	5,651,016
Ending balance, shares at Dec. 31, 2017 | shares	23,794,106	23,794,106
Shares issued for cash, net of derivative liability		$ 21,175,610	(750,000)	940,071				21,365,681
share issued for cash, net of derivate liability, (in share)	$ 8,028,521
Share issued for finders fees		$ 23,678						23,678
Share issued for finders fees (in shares) | shares	2,286	2,286
Shares issue costs		$ (2,916,165)
Adjustments for share-based payments								3,228,508
Comprehensive loss for the period								(10,048,150)
Shares issued pursuant to exercise of warrants		$ 1,639,449						1,639,449
Shares issued pursuant to exercise of warrants (in shares) | shares	294,232	294,232
Shares issued for stock option exercised		$ 31,669		(19,274)				12,395
Shares issued for stock option exercised (in shares) | shares	6,198	6,198
Shares issued for services		$ 1,033,611						1,033,611
Shares issued for services (in shares) | shares	207,000	207,000
Stock-based compensation				3,228,508				3,228,508
Net loss for the year							(10,038,145)	(10,038,145)
Foreign currency translation reserve						$ (10,005)		(10,005)
Ending balance at Dec. 31, 2018		$ 46,622,299	0	7,667,591	0	(10,005)	(31,373,697)	22,906,188
Ending balance, shares at Dec. 31, 2018 | shares	32,332,343	32,332,343
Shares issue costs		$ (1,390,932)
Adjustments for share-based payments								6,816,321
Comprehensive loss for the period								(30,676,101)
Shares issued for cash		$ 14,699,097	0	0	0	0	0	14,699,097
Shares issued for cash (in shares) | shares	3,333,334	3,333,334
Shares issued pursuant to exercise of warrants		$ 4,802,419	0	0	0	0	0	4,802,419
Shares issued pursuant to exercise of warrants (in shares) | shares	1,116,323	1,116,323
Shares issued for stock option exercised		$ 110,484	0	(36,383)	0	0	0	74,101
Shares issued for stock option exercised (in shares) | shares	137,304	137,304
Shares issued for services		$ 390,148	0	0	0	0	0	390,148
Shares issued for services (in shares) | shares	140,070	140,070
Shares cancelled		$ (50,192)						(50,192)
Shares cancelled (in shares) | shares	(10,000)	(10,000)
Stock-based compensation				6,816,321				6,816,321
Net loss for the year							(30,742,311)	(30,742,311)
Foreign currency translation reserve						66,210		66,210
Ending balance at Dec. 31, 2019		$ 66,574,255	$ 0	$ 14,447,529	$ 0	$ 56,205	$ (62,116,008)	$ 18,961,981
Ending balance, shares at Dec. 31, 2019 | shares	37,049,374	37,049,374